Intangible Assets	12 Months Ended
Dec. 31, 2013
Intangible Assets [Abstract]
Intangible Assets

6.Intangible Assets

Amortization of definite-lived intangible asset for the years ended December 31, 2013, 2012, 2011 was $1.6 million, $1.5 million and $1.5 million, respectively.  The following is a schedule by year of projected amortization expense for definite-lived intangible assets (in thousands):

2014	$709
2015	479
2016	408
2017	256
2018	174
Thereafter	377

The balance in identifiable intangible assets comprises the following (in thousands):

	Gross	Accumulated	Net Book
	Asset	Amortization	Value
December 31, 2013
Referral networks	$22,599	$(21,219)	$1,380
Covenants not to compete	9,570	(9,096)	474
Customer lists	1,222	(1,170)	52
Reaquired franchise rights	1,065	(570)	495
Subtotal - definite-lived intangibles	34,456	(32,055)	2,401
VITAS trade name	51,300	-	51,300
Rapid Rooter trade name	150	-	150
Operating licenses	2,705	-	2,705
Total	$88,611	$(32,055)	$56,556

December 31, 2012
Referral networks	$21,729	$(19,884)	$1,845
Covenants not to compete	9,446	(8,974)	472
Customer lists	1,224	(1,146)	78
Reaquired franchise rights	1,037	(410)	627
Subtotal - definite-lived intangibles	33,436	(30,414)	3,022
VITAS trade name	51,300	-	51,300
Rapid Rooter trade name	150	-	150
Operating licenses	2,705	-	2,705
Total	$87,591	$(30,414)	$57,177